Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 5,206	$ 4,540	$ 4,864
Work-in-process			90
Finished goods	50	229	259
Total	5,256	4,769	5,213
Provision for inventory	(5,256)	(4,761)	(5,018)
Total		$ 8	$ 195